Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 USD ($)	Mar. 31, 2012 CNY
Consolidated Balance Sheets [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 2,272	14,112		13,916
Non-current accounts receivable, allowance for doubtful accounts	$ 5,855	36,361		38,628
Ordinary shares, par value per share	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	250,000,000	250,000,000	250,000,000	250,000,000
Ordinary shares, shares issued	73,140,147	73,140,147	73,140,147	73,140,147
Ordinary shares, shares outstanding	73,003,248	73,003,248	73,140,147	73,140,147
Treasury stock, shares